American Century Investments®
Quarterly Portfolio Holdings
International Value Fund
February 28, 2026

International Value Fund - Schedule of Investments
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.7%
Australia — 3.1%
ANZ Group Holdings Ltd.	422,262	12,017,873
Aristocrat Leisure Ltd.	42,433	1,450,643
BHP Group Ltd.	38,573	1,565,110
Origin Energy Ltd.	339,838	2,939,575
QBE Insurance Group Ltd.	1,069,083	16,602,200
Scentre Group	1,002,527	2,725,111
Vicinity Ltd.	2,731,587	4,761,408
		42,061,920
Austria — 1.7%
Erste Group Bank AG	170,785	20,271,186
OMV AG	58,135	3,765,996
		24,037,182
Belgium — 0.5%
Ageas SA	86,886	6,449,254
Canada — 4.0%
AltaGas Ltd.	40,218	1,366,890
BCE, Inc.	10,731	282,032
Empire Co. Ltd., Class A	39,230	1,391,406
Great-West Lifeco, Inc.	40,831	1,972,628
iA Financial Corp., Inc.	18,302	2,081,441
Kinross Gold Corp.	103,469	3,824,572
Loblaw Cos. Ltd.	40,263	1,866,080
Magna International, Inc.(1)	178,724	11,269,419
Manulife Financial Corp.	149,619	5,327,514
Power Corp. of Canada	201,007	10,097,137
Suncor Energy, Inc.(1)	91,489	5,167,866
Toronto-Dominion Bank	108,271	10,547,304
		55,194,289
Denmark — 0.4%
AP Moller - Maersk AS, B Shares	1,961	4,868,874
Carlsberg AS, B Shares	7,456	1,159,905
		6,028,779
Finland — 1.4%
Nokia OYJ	2,438,380	18,681,637
France — 10.5%
Amundi SA	34,818	3,321,390
BNP Paribas SA	198,159	22,249,618
Bouygues SA	150,083	9,288,061
Carrefour SA	385,528	7,311,667
Credit Agricole SA	219,681	4,853,405
Danone SA	22,918	1,970,925
Orange SA	735,745	15,849,821
Rexel SA	136,829	5,925,777
Sanofi SA	271,108	26,514,716
Societe Generale SA	172,219	14,924,600
TotalEnergies SE	292,129	23,400,002
Veolia Environnement SA	176,624	7,479,448
Vinci SA	1,983	329,150
		143,418,580

Germany — 6.3%
Allianz SE	59,474	26,708,418
Deutsche Telekom AG	403,520	16,205,423
E.ON SE	885,732	20,602,831
Fresenius Medical Care AG	53,628	2,497,992
Hannover Rueck SE	2,177	659,679
Heidelberg Materials AG	65,276	14,542,998
Siemens AG	16,910	4,889,422
		86,106,763
Hong Kong — 3.2%
BOC Hong Kong Holdings Ltd.	1,965,000	11,239,316
CK Hutchison Holdings Ltd.	466,000	3,836,950
Jardine Matheson Holdings Ltd.	78,700	6,488,049
Link REIT	1,379,600	6,820,582
Power Assets Holdings Ltd.	233,500	1,892,545
Swire Pacific Ltd., Class A	195,500	2,102,836
WH Group Ltd.	5,574,500	7,007,962
Wharf Real Estate Investment Co. Ltd.	1,127,000	4,148,848
		43,537,088
Ireland — 0.5%
Bank of Ireland Group PLC	356,393	6,939,431
Italy — 6.1%
Banco BPM SpA	512,891	7,554,959
Buzzi SpA	28,642	1,657,649
Enel SpA	1,811,492	21,783,096
Eni SpA	985,228	23,009,739
Intesa Sanpaolo SpA	3,790,317	26,007,443
Unipol Assicurazioni SpA	136,121	3,386,486
		83,399,372
Japan — 24.2%
AGC, Inc.	115,200	5,112,131
ANA Holdings, Inc.	94,900	2,067,971
Asahi Kasei Corp.	898,500	10,589,209
Astellas Pharma, Inc.	1,210,100	20,137,884
Canon, Inc.(1)	434,600	13,134,401
Chubu Electric Power Co., Inc.	64,000	1,080,896
Daikin Industries Ltd.	32,600	4,157,327
Fast Retailing Co. Ltd.	1,900	833,079
ITOCHU Corp.	1,225,900	17,749,592
Japan Airlines Co. Ltd.	66,800	1,380,786
Kansai Electric Power Co., Inc.	652,900	11,792,522
Kirin Holdings Co. Ltd.	193,600	3,360,454
Komatsu Ltd.	154,700	7,425,655
LY Corp.(1)	254,800	629,798
Mitsubishi Corp.	105,200	3,550,030
Mitsubishi Electric Corp.	482,800	18,376,817
Mitsubishi UFJ Financial Group, Inc.	293,100	5,441,106
Mitsui Fudosan Co. Ltd.	55,400	746,782
Mizuho Financial Group, Inc.	287,800	12,839,901
MS&AD Insurance Group Holdings, Inc.	784,100	21,850,047
Nippon Steel Corp.(1)	2,440,200	9,913,281
Nippon Yusen KK(1)	31,800	1,091,894
ORIX Corp.	634,200	22,259,849
Osaka Gas Co. Ltd.	40,300	1,682,283
Otsuka Corp.	89,600	1,806,745

Otsuka Holdings Co. Ltd.	181,600	12,514,109
Renesas Electronics Corp.	1,005,400	19,114,607
Sekisui Chemical Co. Ltd.	11,500	223,950
Shionogi & Co. Ltd.	467,800	11,045,828
Sompo Holdings, Inc.	145,800	5,784,556
Sony Group Corp.	966,000	22,206,659
Subaru Corp.	320,000	6,002,271
Sumitomo Corp.	356,400	15,133,866
Sumitomo Mitsui Financial Group, Inc.	373,200	14,082,917
Takeda Pharmaceutical Co. Ltd.	496,600	18,586,348
Tokyo Gas Co. Ltd.	18,700	917,969
Toyota Motor Corp.	289,000	7,001,995
		331,625,515
Netherlands — 4.9%
Aegon Ltd.	776,410	5,908,747
ASR Nederland NV	107,629	7,820,622
Heineken Holding NV	9,648	835,771
ING Groep NV	495,796	14,305,169
Koninklijke Ahold Delhaize NV	451,012	22,286,205
Koninklijke Philips NV	41,856	1,341,290
NN Group NV	181,456	14,882,575
		67,380,379
Norway — 1.7%
Equinor ASA	488,282	14,630,961
Norsk Hydro ASA	156,625	1,453,234
Orkla ASA	514,656	7,045,665
		23,129,860
Portugal — 0.9%
EDP SA	2,280,755	12,134,861
Spain — 4.6%
Banco Bilbao Vizcaya Argentaria SA	1,321,993	30,619,474
Banco Santander SA	1,560,603	19,682,425
Endesa SA	157,074	6,408,023
Iberdrola SA	126,178	2,978,212
Mapfre SA	614,423	2,855,891
Telefonica SA(1)	166,815	757,025
		63,301,050
Sweden — 2.1%
Investor AB, B Shares	205,446	8,569,471
Securitas AB, B Shares	320,590	5,705,100
Skanska AB, B Shares	188,849	5,789,518
SKF AB, B Shares	144,809	4,164,165
Spotify Technology SA(2)	982	505,671
Svenska Handelsbanken AB, A Shares	299,380	4,786,274
		29,520,199
Switzerland — 6.4%
Holcim AG(2)	48,531	4,461,514
Nestle SA	108,463	11,850,711
Novartis AG	116,344	19,562,283
Roche Holding AG	42,434	20,194,400
Swiss Re AG(1)	54,650	9,620,542
Zurich Insurance Group AG	29,154	21,991,581
		87,681,031
United Kingdom — 17.2%
3i Group PLC	298,415	13,331,954
Associated British Foods PLC(1)	127,082	3,384,492

Barclays PLC	4,071,068	24,710,224
BP PLC	4,366,205	28,299,167
Centrica PLC	65,544	175,772
GSK PLC	59,570	1,770,020
HSBC Holdings PLC	2,031,234	37,965,822
InterContinental Hotels Group PLC	5,281	725,716
Kingfisher PLC	1,236,329	6,218,770
Land Securities Group PLC	260,648	2,264,442
Lloyds Banking Group PLC	6,312,630	8,623,157
M&G PLC	1,357,893	5,798,125
NatWest Group PLC	2,697,324	22,394,308
Rio Tinto PLC	16,366	1,621,375
Shell PLC	1,085,618	45,468,801
Smith & Nephew PLC	220,913	4,078,062
Standard Chartered PLC	404,757	9,984,306
Tesco PLC	156,342	1,012,085
Vodafone Group PLC	12,026,795	18,519,218
		236,345,816
TOTAL COMMON STOCKS (Cost $856,860,773)		1,366,973,006
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,042	11,042
State Street Navigator Securities Lending Government Money Market Portfolio(3)	16,739,289	16,739,289
		16,750,331
Repurchase Agreements — 0.4%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 6/30/31, valued at $5,588,684), at 3.67%, dated 2/27/26, due 3/2/26 (Delivery value $5,480,676)		5,479,000
TOTAL SHORT-TERM INVESTMENTS (Cost $22,229,331)		22,229,331
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $879,090,104)		1,389,202,337
OTHER ASSETS AND LIABILITIES — (1.3)%		(17,152,478)
TOTAL NET ASSETS — 100.0%		$1,372,049,859

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	40.8%
Energy	10.5%
Health Care	10.1%
Industrials	9.5%
Utilities	6.8%
Consumer Staples	5.1%
Consumer Discretionary	4.1%
Communication Services	3.8%
Information Technology	3.8%
Materials	3.6%
Real Estate	1.6%
Short-Term Investments	1.6%
Other Assets and Liabilities	(1.3)%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $44,963,482. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $47,158,086, which includes securities collateral of $30,418,797.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$505,671	$1,366,467,335	—
Short-Term Investments	16,750,331	5,479,000	—
	$17,256,002	$1,371,946,335	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.